Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Common Stock Reflected on the Consolidated Balance Sheets

The shares of common stock reflected on the unaudited condensed consolidated balance sheets are reconciled on the following table:

Redeemable ordinary shares subject to possible redemption at December 31, 2023	$23,850,678
Less:
Redemption of common stock	(12,219,791)
Plus:
Accretion of carrying value to redemption value	514,400
Redeemable ordinary shares subject to possible redemption at December 31, 2024	$12,145,287
Plus:
Accretion of carrying value to redemption value	38,999
Redeemable ordinary shares subject to possible redemption at March 31, 2025	$12,184,286

The shares of common stock reflected on the consolidated balance sheets are reconciled on the following table:

Redeemable ordinary shares subject to possible redemption at December 31, 2022	$79,514,266
Less:
Redemptions	(58,351,987)
Plus:
Accretion of carrying value to redemption value	2,688,399
Redeemable ordinary shares subject to possible redemption at December 31, 2023	$23,850,678
Less:
Redemption of Common Stock	(12,219,791)
Plus:
Accretion of carrying value to redemption value	514,400
Redeemable ordinary shares subject to possible redemption at December 31, 2024	$12,145,287

Schedule of Basic and Diluted Net Loss Per Common Share

The following table reflects the calculation of basic and diluted net loss per share of common stock (in dollars, except per share amounts):

	For the Three Months Ended March 31,
	2025		2024
	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Basic and diluted net loss per share of common stock
Numerator:
Allocation of net loss	$(167,380)	$(353,061)	$(34,205)	$(35,955)
Denominator:
Basic and diluted weighted average shares outstanding	1,082,789	2,283,976	2,172,851	2,283,976
Basic and diluted net loss per share of common stock	$(0.15)	$(0.15)	$(0.02)	$(0.02)

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	For the Year Ended December 31,
	2024		2023
	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(373,285)	$(526,642)	$(35,114)	$(19,208)
Denominator:
Basic and diluted weighted average shares outstanding	1,618,885	2,283,976	4,175,166	2,283,976
Basic and diluted net loss per common share	$(0.23)	$(0.23)	$(0.01)	$(0.01)

EVOLUTION METALS LLC [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Allowance for Credit Losses

The following table represents a roll forward of the allowance for credit losses for the period from February 8, 2024 (inception) to December 31, 2024:

	Notes receivable	Convertible notes receivable	Notes receivable – related party
Allowance Balance, February 8, 2024 (Inception)	$—	$—	$—
Provision	5,265,933	11,228,047	1,624,850
Write offs	—	—	—
Recoveries and other	—	—	—
Allowance Balance, December 31, 2024	$5,265,933	$11,228,047	$1,624,850